Summary of Offsetting Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	$ 252,510	$ 254,005
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	30,799	30,601
Net amount of financial instruments presented in the Consolidated Balance Sheet	221,711	223,404
Amounts subject to an enforceable master netting agreement	44,369	73,305
Collateral	166,279	138,596
Net Amount	11,063	11,503
Gross amounts of recognized financial instruments before balance sheet netting	232,018	272,680
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	30,799	30,601
Net amount of financial instruments presented in the Consolidated Balance Sheet	201,219	242,079
Amounts subject to an enforceable master netting agreement	44,369	73,305
Collateral	155,286	166,880
Net Amount	1,564	1,894
Derivative Financial Assets [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	60,692	55,732
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	6,265	1,490
Net amount of financial instruments presented in the Consolidated Balance Sheet	54,427	54,242
Amounts subject to an enforceable master netting agreement	34,239	34,970
Collateral	9,774	8,914
Net Amount	10,414	10,358
Securities purchased under reverse repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	191,818	198,273
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	24,534	29,111
Net amount of financial instruments presented in the Consolidated Balance Sheet	167,284	169,162
Amounts subject to an enforceable master netting agreement	10,130	38,335
Collateral	156,505	129,682
Net Amount	649	1,145
Derivative financial liabilities [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	63,387	54,693
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	6,265	1,490
Net amount of financial instruments presented in the Consolidated Balance Sheet	57,122	53,203
Amounts subject to an enforceable master netting agreement	34,239	34,970
Collateral	21,660	16,998
Net Amount	1,223	1,235
Obligations related to securities sold under repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	168,631	217,987
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	24,534	29,111
Net amount of financial instruments presented in the Consolidated Balance Sheet	144,097	188,876
Amounts subject to an enforceable master netting agreement	10,130	38,335
Collateral	133,626	149,882
Net Amount	$ 341	$ 659